Income Tax	12 Months Ended
Dec. 31, 2023
Power & Digital Infrastructure Acquisition II Corp. [Member]
Income Tax [Line Items]
INCOME TAX

NOTE 8 — INCOME TAX

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible.

The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:

	December 31, 2023	December 31, 2022
Current
Federal	$1,758,720	$802,367
State	—	—
Deferred
Federal	(427,576)	(205,053)
State	(266,934)	—

Change in valuation allowance	694,510	205,053
Income tax provision	$1,758,720	$802,367

The Company’s net deferred tax assets (liability) at December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets (liability)
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	1,013,851	319,341
Total deferred tax assets (liability)	1,013,851	319,341
Valuation Allowance	(1,013,851)	(319,341)
Deferred tax assets (liability)	$—	$—

As of December 31, 2023 and 2022, the Company had $0 and $0 of U.S. federal net operating loss carryovers, respectively, available to offset future taxable income, which do not expire.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. At December 31, 2023 and 2022, the valuation allowance was $1,013,851 and $319,341, respectively.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) at December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.00%	21.00%
Statutory state income tax rate	7.51%	—%
Merger and acquisition expenses	24.78%	—%
Change in apportionment and tax rate	(16.40)%	—%
Reversal of transaction costs incurred in connection with IPO	(1.44)%	—%
Valuation allowance	23.14%	7.20%
Income tax provision	58.59%	28.20%